Non-controlling Interests (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Non-controlling Interests [Abstract]
Non-controlling Interests
Note 2.  Non-controlling Interests
On April 11, 2007, Telos ID was formed as a limited liability company under the Delaware Limited Liability Company Act. We contributed substantially all of the assets of our Identity Management business line and assigned our rights to perform under our U.S. Government contract with the Defense Manpower Data Center (“DMDC”) to Telos ID at their stated book values. The net book value of assets we contributed totaled $17,000. Until April 19, 2007, we owned 99.999% of the membership interests of Telos ID and certain private equity investors (“Investors”) owned 0.001% of the membership interests of Telos ID. On April 20, 2007, we sold an additional 39.999% of the membership interests to the Investors in exchange for $6 million in cash consideration. In accordance with ASC 505, “Equity,” we recognized a gain of $5.8 million. As a result, we owned 60% of Telos ID, and therefore continued to account for the investment in Telos ID using the consolidation method.

On December 24, 2014 (the “Closing Date”), we entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”) between the Company and the Investors, pursuant to which the Investors acquired from the Company an additional 10% membership interest in Telos ID in exchange for $5 million (the “Transaction”). In connection with the Transaction, the Company and the Investors entered into the Second Amended and Restated Operating Agreement (the “Operating Agreement”) governing the business, allocation of profits and losses and management of Telos ID. Under the Operating Agreement, Telos ID is managed by a board of directors comprised of five members (the “Telos ID Board”). The Operating Agreement provides for two classes of membership units, Class A (owned by the Company) and Class B (owned by the Investors). The Class A member (the Company) owns 50% of Telos ID, is entitled to receive 50% of the profits of Telos ID, and may appoint three members of the Telos ID Board. The Class B member (the Investors) owns 50% of Telos ID, is entitled to receive 50% of the profits of Telos ID, and may appoint two members of the Telos ID Board.

Despite the post-Transaction ownership of Telos ID being evenly split at 50% by each member, Telos maintains control of the subsidiary through its holding of three of the five Telos ID Board seats.

Under the Operating Agreement, the Class A and Class B members each have certain options with regard to the ownership interests held by the other party including the following:

●
Upon the occurrence of a change in control of the Class A member (as defined in the Operating Agreement, a “Change in Control”), the Class A member has the option to purchase the entire membership interest of the Class B member.

●
Upon the occurrence of the following events: (i) the involuntary termination of John B. Wood as CEO and chairman of the Class A member; (ii) the bankruptcy of the Class A member; or (iii) unless the Class A member exercises its option to acquire the entire membership interest of the Class B member upon a Change in Control of the Class A member, the transfer or issuance of more than 51% of the outstanding voting securities of the Class A member to a third party, the Class B member has the option to purchase the membership interest of the Class A member; provided, however, that in the event that the Class B member exercises the foregoing option, the Class A Member may then choose to purchase the entire interest of the Class B member.

●
In the event that more than 50% of the ownership interests in the Class B member are transferred to persons or individuals (other than members of the immediate family of the initial owners of the Class B member) without the consent of Telos ID, the Class A member has the option to purchase the entire membership interest of the Class B member.

●
The Class B member has the option to sell its interest to the Class A member at any time if there is not a letter of intent to sell Telos ID, a binding contract to sell all of the assets or membership interests in Telos ID, or a standstill for due diligence with respect to a sale of Telos ID. Notwithstanding the foregoing, the Class A member will not be obligated to purchase the interest of the Class B member if that purchase would constitute a violation of any existing line of credit available to the Company after giving effect to that purchase and the applicable lender refuses to consent to that purchase or to waive such violation.

If either the Class A member or the Class B member elects to sell its interest or buy the other member’s interest upon the occurrence of any of the foregoing events, the purchase price for the interest will be based on an appraisal of Telos ID prepared by a nationally recognized investment banker. If the Class A member fails to satisfy its obligation, subject to the restrictions in the Purchase Agreement, to purchase the interest of the Class B member under the Operating Agreement, the Class B member may require Telos ID to initiate a sales process for the purpose of seeking an offer from a third party to purchase Telos ID that maximizes the value of Telos ID. The Telos ID Board must accept any offer from a bona fide third party to purchase Telos ID if that offer is approved by the Class B member, unless the purchase of Telos ID would violate the terms of any existing line of credit available to the Company and the applicable lender does not consent to that purchase or waive the violation. The sale process is the sole remedy available to the Class B member if the Class A member does not purchase its membership interest.  Under such a forced sale scenario, a sales process would result in both members receiving their proportionate membership interest share of the sales proceeds and both members would always be entitled to receive the same form of consideration.

As a result of the Transaction, the Class A and Class B members each own 50% of Telos ID, as mentioned above, and as such each was allocated 50% of the profits (loss), which was $2.8 million and $3.6 million for the three and six months ended June 30, 2020, respectively, and $(0.3) million and $0.2 million for the three and six months ended June 30, 2019, respectively. The Class B member is the non-controlling interest.

Distributions are made to the members only when and to the extent determined by Telos ID’s Board of Directors, in accordance with the Operating Agreement. The Class B member received a total distribution of $1.0 million during the three and six months ended June 30, 2020, and $0.3 million and $1.0 million during the three and six months ended June 30, 2019, respectively.

The following table details the changes in non-controlling interest for the three and six months ended June 30, 2020 and 2019 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Non-controlling interest, beginning of period	$5,298	$2,378	$4,514	$2,621
Net income (loss)	2,806	(253)	3,590	220
Distributions	(1,000)	(268)	(1,000)	(984)
Non-controlling interest, end of period	$7,104	$1,857	$7,104	$1,857

Note 2.  Non-controlling Interests

On April 11, 2007, Telos ID was formed as a limited liability company under the Delaware Limited Liability Company Act. We contributed substantially all of the assets of our Telos ID Enterprise business line and assigned our rights to perform under our U.S. Government contract with the Defense Manpower Data Center (“DMDC”) to Telos ID at their stated book values. The net book value of assets we contributed totaled $17,000. Until April 19, 2007, we owned 99.999% of the membership interests of Telos ID and certain private equity investors (“Investors”) owned 0.001% of the membership interests of Telos ID. On April 20, 2007, we sold an additional 39.999% of the membership interests to the Investors in exchange for $6 million in cash consideration. In accordance with ASC 505, “Equity,” we recognized a gain of $5.8 million. As a result, we owned 60% of Telos ID, and therefore continued to account for the investment in Telos ID using the consolidation method.

On December 24, 2014 (the “Closing Date”), we entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”) between the Company and the Investors, pursuant to which the Investors acquired from the Company an additional 10% membership interest in Telos ID in exchange for $5 million (the “Transaction”). In connection with the Transaction, the Company and the Investors entered into the Second Amended and Restated Operating Agreement (the “Operating Agreement”) governing the business, allocation of profits and losses and management of Telos ID. Under the Operating Agreement, Telos ID is managed by a board of directors comprised of five members (the “Telos ID Board”). The Operating Agreement provides for two classes of membership units, Class A (owned by the Company) and Class B (owned by the Investors). The Class A member (the Company) owns 50% of Telos ID, is entitled to receive 50% of the profits of Telos ID, and may appoint three members of the Telos ID Board. The Class B member (the Investors) owns 50% of Telos ID, is entitled to receive 50% of the profits of Telos ID, and may appoint two members of the Telos ID Board.

Despite the post-Transaction ownership of Telos ID being evenly split at 50% by each member, Telos maintains control of the subsidiary through its holding of three of the five Telos ID Board seats.

Under the Operating Agreement, the Class A and Class B members each have certain options with regard to the ownership interests held by the other party including the following:

•
Upon the occurrence of a change in control of the Class A member (as defined in the Operating Agreement, a “Change in Control”), the Class A member has the option to purchase the entire membership interest of the Class B member.

•
Upon the occurrence of the following events: (i) the involuntary termination of John B. Wood as CEO and chairman of the Class A member; (ii) the bankruptcy of the Class A member; or (iii) unless the Class A member exercises its option to acquire the entire membership interest of the Class B member upon a Change in Control of the Class A member, the transfer or issuance of more than 51% of the outstanding voting securities of the Class A member to a third party, the Class B member has the option to purchase the membership interest of the Class A member; provided, however, that in the event that the Class B member exercises the foregoing option, the Class A Member may then choose to purchase the entire interest of the Class B member.

•
In the event that more than 50% of the ownership interests in the Class B member are transferred to persons or individuals (other than members of the immediate family of the initial owners of the Class B member) without the consent of Telos ID, the Class A member has the option to purchase the entire membership interest of the Class B member.

•
The Class B member has the option to sell its interest to the Class A member at any time if there is not a letter of intent to sell Telos ID, a binding contract to sell all of the assets or membership interests in Telos ID, or a standstill for due diligence with respect to a sale of Telos ID. Notwithstanding the foregoing, the Class A member will not be obligated to purchase the interest of the Class B member if that purchase would constitute a violation of any existing line of credit available to the Company after giving effect to that purchase and the applicable lender refuses to consent to that purchase or to waive such violation.

If either the Class A member or the Class B member elects to sell its interest or buy the other member’s interest upon the occurrence of any of the foregoing events, the purchase price for the interest will be based on an appraisal of Telos ID prepared by a nationally recognized investment banker. If the Class A member fails to satisfy its obligation, subject to the restrictions in the Purchase Agreement, to purchase the interest of the Class B member under the Operating Agreement, the Class B member may require Telos ID to initiate a sales process for the purpose of seeking an offer from a third party to purchase Telos ID that maximizes the value of Telos ID. The Telos ID Board must accept any offer from a bona fide third party to purchase Telos ID if that offer is approved by the Class B member, unless the purchase of Telos ID would violate the terms of any existing line of credit available to the Company and the applicable lender does not consent to that purchase or waive the violation. The sale process is the sole remedy available to the Class B member if the Class A member does not purchase its membership interest.  Under such a forced sale scenario, a sales process would result in both members receiving their proportionate membership interest share of the sales proceeds and both members would always be entitled to receive the same form of consideration.

As a result of the Transaction, the Class A and Class B members each own 50% of Telos ID, as mentioned above, and as such each was allocated 50% of the profits, which was $4.3 million, $3.4 million, and $2.3 million for 2019, 2018, and 2017, respectively. The Class B member is the non-controlling interest.

Distributions are made to the members only when and to the extent determined by Telos ID’s Board of Directors, in accordance with the Operating Agreement. During the years ended December 31, 2019, 2018, and 2017, the Class B member received a total of $2.4 million, $1.7 million, and $3.7 million, respectively, of such distributions.

The following table details the changes in non-controlling interest for the years ended December 31, 2019, 2018, and 2017 (in thousands):

	2019	2018	2017
Non-controlling interest, beginning of period	$2,621	$913	$2,229
Net income	4,264	3,377	2,335
Distributions	(2,371)	(1,669)	(3,651)
Non-controlling interest, end of period	$4,514	$2,621	$913